Net Loss per Share (Tables)	3 Months Ended
Sep. 30, 2023
Net Loss per Share [Abstract]
Schedule of Net Loss Per Share	The following table presents the calculation of basic and diluted loss per ordinary share for the periods ended on September 30, 2023 and September 30, 2022 as follows:
Numerator	September 30, 2023	September 30, 2022
Loss for the period, attributable to the owners of the Group	(1,591,003)	(721,426)
Loss attributable to the ordinary shareholders	(1,591,003)	(721,426)
Denominator	September 30, 2023	September 30, 2022
Weighted-average number of ordinary shares	37,806,468	31,000,000
Net loss attributable to ordinary shareholders per share	September 30, 2023	September 30, 2022
Basic and Diluted	(0.04)	(0.02)